U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 50249

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:
CUFund
530 East Swedesford Road
Wayne,  PA  19087

2. Name of each series or class of funds for which this notice is filed:
Adjustable Rate Mortgage
Short-Term Maturity Portfolio

3. Investment Company Act File Number:  811-6488
 Securities Act File Number:  33-44293

4. Last day of fiscal year for which this notice is filed:
May 31, 1997.

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                   [   ]
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
Dollars:  $29,799,572
Shares:	   3,010,058

8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
Dollars  $12,696,241
Shares    1,282,449

9. Number and aggregate sale price of securities sold during the fiscal year:
Dollars $5,100,000
Shares     516,425

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Dollars (37,395,813)
Shares     3,777,355

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
 (see Instruction B.7):
Dollars $715,729
Share     71,884



12 Calculation of registration fee:


     (I)     Aggregate sale price of securities sold during the fiscal
              year in reliance on rule 24f-2 (from Item 10): 		(37,395,813)
     (ii)    Aggregate price of shares issued in connection with
              dividend reinvestment plans (from Item 11, if applicable):          +   715,729
     (iii)   Aggregate price of shares redeemed or repurchased during
	the fiscal year (if applicable): 				(12,395,172)
     (iv)   Aggregate price of shares redeemed or repurchased and
              previously applied as a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                                                          +0
     (v)     Net Aggregate price of securities sold and issued during
              the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):                          (49,075,256)
     (vi)    Multiplier prescribed by Section 6(b) of the Securities Act
              of 1933 or other applicable law or regulation (see                       x1/33th
              instruction C.6):
     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                          $0.00


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
 Informal and Other Procedures (17 CFR 202.3a).
                                                 [  ]
      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/Stephen G Meyer

			          Stephen G Meyer, Controller

        Date July 28, 1997

















July 28, 1997

Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

Ladies and Gentlemen:

CUFund, (the "Trust") is a trust organized under the laws of the Commonwealth of Massachusetts with its principal place of business in Boston, Massachusetts. The Trust is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, for the purpose of making, definite the number of shares of beneficial interest ("Shares") which it has registered under the Securities Act of 1933, as amended, and which it sold during its fiscal year ended May 31, 1997.

As counsel to SEI Investments, I have examined copies, either certified or otherwise proved to be genuine, of its Agreement and Declaration of Trust, and By-Laws, as now in effect, the minutes of meetings of its Trustees and other documents relating to the Trust's organization and operation, as I have deemed necessary in rendering this opinion. I have been advised that during its fiscal year ended May 31, 1997, the Trust sold 588,309 Shares
( including Dividend Reinvestment Plan Shares), at an aggregate sales price of $ 5,815,729 (which, when subtracted from the dollar amount of shares registered other than pursuant to rule 24f-2 that remained unsold at the beginning of the fiscal year ended May 31, 1997 ($42,495,813), equals net sales of ($36,680,084) and redeemed
1,250,470 shares having an aggregate redemption price of $12,395,172. Based upon the foregoing, it is my opinion that:

	1.	The Trust is authorized to issue an unlimited number
of Shares, including those Shares now issued and outstanding. Under Massachusetts law, such Shares which were issued and subsequently were redeemed by the Trust may be resold.

	2.	The  588,309  Shares sold during the Trust's
fiscal year ended May 31, 1997, the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and non-assessable. I express no legal opinion with respect to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state securities laws in connection with the sale of such Shares.







Securities and Exchange Commission
Page Two
July 28, 1997

The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that creditors of, contractors with and claimants against the Trust shall look only to the assets of the Trust for payment. It also requires that notice of such disclaimer be given in each contract or instrument made or issued by the officers or the Trustees of the Trust on behalf of the Trust. The Declaration of Trust further provides: (i) for indemnification out of Trust assets for all loss and expense of any shareholder held personally liable for the obligations of the Trust by virtue of ownership of Shares of the Trust; and (ii) for the Trust to assume the defense of any claim against the shareholder for any act or obligation of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

Please be advised that in rendering the opinions set forth herein, I am only licensed to practice law in the State of New York, and the opinions expressed herein are limited to the corporate law of the State of Massachusetts and applicable federal laws.

I hereby consent to this opinion accompanying the Rule 24f-2 Notice which the Trust is about to file with the Securities and Exchange Commission.

Very truly yours,


/s/ Todd Cipperman
Todd Cipperman, Esquire